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Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending October 31, 1997

MFS Charter Income Trust
Date         Identification    Shares     Repurchase  NAV          Broker
             of Security       RepurchasedPrice
10/14/97     Shares of         30,000     $9.625      $10.70       Merrill Lynch
             Beneficial
             Interest
10/15/97     Shares of         10,000     $9.6250     $10.70       Merrill Lynch
             Beneficial
             Interest
10/16/97     Shares of         62,000     $9.6875     $10.70       Merrill Lynch
             Beneficial
             Interest
10/16/97     Shares of         20,000     $9.6875     $10.70       Merrill Lynch
             Beneficial
             Interest
10/21/97     Shares of         6,300      $9.6875     $10.69       Merrill Lynch
             Beneficial
             Interest
10/21/97     Shares of         65,000     $9.7500     $10.69       Merrill Lynch
             Beneficial
             Interest
10/23/97     Shares of         40,000     $9.1875     $10.70       Merrill Lynch
             Beneficial
             Interest
10/24/97     Shares of         3,200      $9.6875     $10.70       Merrill Lynch
             Beneficial
             Interest
10/29/97     Shares of         6,700      $9.6875     $10.65       Merrill Lynch
             Beneficial
             Interest
10/29/97     Shares of         25,000     $9.7500     $10.65       Merrill Lynch
             Beneficial
             Interest


Total Shares Repurchased:  268,200
Remarks: None.

MFS Charter Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer